Loans, allowance for loan losses and credit quality	12 Months Ended
Dec. 31, 2023
Loans
17 Loans
The Bank’s loan portfolio is classified into two portfolio segments, consumer loans and corporate & institutional loans. Consumer loans are disaggregated into the classes of mortgages, loans collateralized by securities and consumer finance. Corporate & institutional loans are disaggregated into the classes of real estate, commercial and industrial loans, financial institutions, and governments and public institutions.
Loans
end of	2023	2022
Loans (CHF million)
Mortgages	100,606	107,484
Loans collateralized by securities	26,380	37,639
Consumer finance	5,608	5,701
Consumer	132,594	150,824
Real estate	21,201	25,463
Commercial and industrial loans	48,351	62,740
Financial institutions	14,693	27,955
Governments and public institutions	1,616	2,555
Corporate & institutional	85,861	118,713
Gross loans	218,455	269,537
of which held at amortized cost	215,997	262,179
of which held at fair value	2,458	7,358
Net (unearned income)/deferred expenses	(34)	(71)
Allowance for credit losses	(1,680)	(1,362)
Net loans	216,741	268,104
Gross loans by location
Switzerland	151,681	166,982
Foreign	66,774	102,555
Gross loans	218,455	269,537
Impaired loans
Non-performing loans	1,618	1,614
Non-interest-earning loans	308	338
Non-accrual loans	1,926	1,952
Restructured loans [1]	–	484
Potential problem loans	1,349	977
Other impaired loans	1,349	1,461
Gross impaired loans [2]	3,275	3,413
1
In connection with the adoption of new accounting guidance for loan modifications on January 1, 2023, the previous accounting guidance for troubled debt restructurings was superseded, with disclosures under the new accounting guidance applied prospectively. Accordingly, restructured loans were reclassified to either potential problem loans or non-impaired loans and are no longer presented as their own impaired loan category.

2
As of December 31, 2023 and 2022, CHF 110 million and CHF 130 million, respectively, were related to consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process.

> Refer to “Loans” in Note 1 – Summary of significant accounting policies for further information on loans and categories of impaired loans.
> Refer to “Note 18 – Financial instruments measured at amortized cost and credit losses” for further information on loans held at amortized cost.